Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments and Other Before Offsetting (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 15,715	¥ 24,876
Liability derivatives Fair value	19,909	28,315
Derivatives designated as hedging instruments and other | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	206,605	264,434
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	2,528	4,654
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	634	1,451
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	370,243	191,980
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	1,018	838
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	4,708	4,624
Derivatives designated as hedging instruments and other | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	93,276	83,000
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	3,534	2,890
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	7,176	8,263
Derivatives designated as hedging instruments and other | Foreign Exchange Long Term Debt
Derivatives, Fair Value [Line Items]
Notional amount	261,483	161,379
Asset derivatives Fair value	0	0
Liability derivatives Fair value	0	0
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount		1,294
Asset derivatives Fair value		0
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		8
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	65,094	41,363
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	56	192
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	472	61
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other
Derivatives, Fair Value [Line Items]
Notional amount	173,637	217,999
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	5,486	5,654
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	3,605	3,530
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written
Derivatives, Fair Value [Line Items]
Notional amount	13,715	20,161
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	29	370
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	¥ 265	¥ 100